Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 281,370	$ 223,845	$ 132,793
COST OF SALES	149,650	115,806	70,605
GROSS PROFIT	131,720	108,039	62,188
OPERATING EXPENSES
Research and development	50,975	40,501	33,772
Sales and marketing	15,919	14,537	11,936
General and administrative	12,156	11,323	9,652
Amortization of intangible assets		694	2,081
Gain from settlement of litigation			(1,273)
Total operating expenses	79,050	67,055	56,168
OPERATING INCOME	52,670	40,984	6,020
NON-OPERATING INCOME (EXPENSES)
Gain on sales of short-term investments	2	10	2
Unrealized holding gain (loss) on short-term investment	(118)
Dividend income	17		11
Interest income	1,433	597	358
Foreign exchange gain (loss), net	390	5,683	(11,730)
Impairment of long-term investments			(230)
Interest expense	(61)	(75)	(98)
Other income (loss), net	1	17	(90)
Total non-operating income (loss)	1,664	6,232	(11,777)
INCOME (LOSS) BEFORE INCOME TAX	54,334	47,216	(5,757)
INCOME TAX EXPENSE (BENEFIT)	7,116	5,747	(519)
NET INCOME (LOSS)	$ 47,218	$ 41,469	$ (5,238)
EARNINGS (LOSS) PER ORDINARY SHARES
Basic	$ 0.37	$ 0.34	$ (0.05)
Diluted	$ 0.35	$ 0.32	$ (0.05)
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	129,259	123,082	116,159
Diluted (Thousands)	134,504	129,370	116,159
EARNINGS (LOSS) PER ADS (one ADS equals four ordinary shares)
Basic	$ 1.46	$ 1.35	$ (0.18)
Diluted	$ 1.40	$ 1.28	$ (0.18)
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	32,315	30,771	29,040
Diluted (Thousands)	33,626	32,343	29,040